                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Kobelski
Title:  Chief Financial Officer
Phone:  978-623-3512

Signature, Place, and Date of Signing:

    /s/ Brian Kobelski      Andover, Massachusetts      November 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         54
Form 13F Information Table Value Total:   $232,773
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                   9/30/2007

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
       Item 1:             Item 2:        Item 3:  Item 4:  Item 5:                  Item 6:          Item 7:      Item 8:
                                                                                Investment Discretion         Voting Authority
                                                   Market   Shrs Or             ---------------------         -----------------
                                                    Value     Prn    Shrs/ Put/ Sole   Shared  Other  Others  Sole Shared Other
       Security         Security Type      Cusip   (x1000)  Amount    PRN  Call (A)     (B)    (C )   Manager (A)   (B)   (C )
       --------         -------------    --------- ------- --------- ----- ---- ----   ------  -----  ------- ---- ------ -----
AES Corp/The              Common Stock   00130H105 13,126    655,000 Shrs        X                             X
AmeriCredit Corp          Common Stock   03060R101 11,251    640,000 Shrs        X                             X
American Commercial
  Lines Inc               Com New        025195207    712     30,000 Shrs        X                             X
American Financial
  Group Inc/OH            Common Stock   025932104  5,134    180,000 Shrs        X                             X
Aurora Oil & Gas Corp     Common Stock   052036100  1,115    774,500 Shrs        X                             X
Boyd Gaming Corp          Common Stock   103304101  1,500     35,000 Shrs        X                             X
Cabot Oil & Gas Corp      Common Stock   127097103  2,461     70,000 Shrs        X                             X
CompuCredit Corp          Common Stock   20478N100    326     15,000 Shrs        X                             X
DaVita Inc                Common Stock   23918K108  9,799    155,100 Shrs        X                             X
Dover Motorsports Inc     Common Stock   260174107  2,429    375,400 Shrs        X                             X
Dreyfus High Yield
  Strategies Fund         SH BEN INT     26200S101    581    150,000 Shrs        X                             X
Eaton Vance Senior
  Income Trust            SH BEN INT     27826S103    398     50,000 Shrs        X                             X
EchoStar
  Communications Corp     CLA            278762109 67,172  1,435,000 Shrs        X                             X
Famous Dave's Of
  America Inc             Common Stock   307068106  2,033    125,000 Shrs        X                             X
Blackrock Floating
  Rate OME STR            Common Stock   09255X100    854     50,000 Shrs        X                             X
Full House Resorts Inc    Common Stock   359678109  1,531    480,000 Shrs        X                             X
Gastar Exploration Ltd    Common Stock   367299104    102     70,000 Shrs        X                             X
Grant Prideco Inc         Common Stock   38821G101    545     10,000 Shrs        X                             X
Grupo Televisa SA DE CV   SP ADR REP ORD 40049J206  1,209     50,000 Shrs        X                             X
Interstate Hotels &
  Resorts Inc             Common Stock   46088S106  3,263    717,100 Shrs        X                             X
Isle of Capri Casinos
  Inc                     Common Stock   464592104 10,991    565,100 Shrs        X                             X
Kodiak Oil & Gas Corp     Common Stock   50015Q100    230     69,800 Shrs        X                             X
Lodgenet Entertainment
  Corp                    Common Stock   540211109    761     30,000 Shrs        X                             X
MTR Gaming Group Inc      Common Stock   553769100  9,530  1,000,000 Shrs        X                             X
Multimedia Games Inc      CLA            625453105    445     52,198 Shrs        X                             X
Nevada Gold & Casinos
  Inc                     Com New        64126Q206    419    279,512 Shrs        X                             X
NewStar Financial Inc     Common Stock   65251F105    674     60,000 Shrs        X                             X
Newfield Exploration Co   Common Stock   651290108 15,411    320,000 Shrs        X                             X
NorthWestern Corp         Com New        668074305  2,720    100,100 Shrs        X                             X
Northwest Airlines Corp   Common Stock   667280408  1,246     70,000 Shrs        X                             X
OM Group Inc              Common Stock   670872100  1,056     20,000 Shrs        X                             X
Penn National Gaming
  Inc                     Common Stock   707569109  2,656     45,000 Shrs        X                             X
Rex Energy Corp           Common Stock   761565100    189     23,500 Shrs        X                             X
Rosetta Resources Inc     Common Stock   777779307  1,834    100,000 Shrs        X                             X
Select Comfort Corp       Common Stock   81616X103  6,278    450,000 Shrs        X                             X
Spanish Broadcasting
  System Inc              CLA            846425882  1,387    537,407 Shrs        X                             X
Staar Surgical Co         Com Par $.01   852312305  1,250    416,700 Shrs        X                             X
UST Inc                   Common Stock   902911106  1,240     25,000 Shrs        X                             X
Williams Partners LP      Common Stock   96950F104  1,446     35,000 Shrs        X                             X
Magna Entertainment
  Corp                    Note 8.55% 6/1 559211AD9  7,200  8,000,000  PRN        X                             X
AES Corp/The              Common Stock   00130H105  2,004     100000 call        X                             X
AES Corp/The              Common Stock   00130H105  4,008     200000 call        X                             X
AES Corp/The              Common Stock   00130H105  4,008     200000 call        X                             X
AES Corp/The              Common Stock   00130H105  2,004     100000 call        X                             X
AES Corp/The              Common Stock   00130H105 10,020     500000 call        X                             X
Anadarko Petroleum Corp   Common Stock   032511107  1,344      25000 call        X                             X
Carnival Corp             Paired CTF     143658300  2,601      53700 call        X                             X
Grupo Televisa SA DE CV   SP ADR REP ORD 40049J206    604      25000 call        X                             X
Isle of Capri Casinos
  Inc                     Common Stock   464592104    301      15500 call        X                             X
Las Vegas Sands Corp      Common Stock   517834107  2,668      20000  put        X                             X
Las Vegas Sands Corp      Common Stock   517834107  1,334      10000  put        X                             X
Las Vegas Sands Corp      Common Stock   517834107  4,003      30000  put        X                             X
Newfield Exploration Co   Common Stock   651290108  1,445      30000 call        X                             X
Royal Caribbean
  Cruises Ltd             Common Stock   V7780T103  3,926     100600 call        X                             X
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